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                                                                    May 12, 1997
VIA EDGAR
---------
Securities and Exchange Commission
450 Fifth Street N.W.
Washington, DC 20549

Subject: RE: Chubb Investment Funds, Inc.
         File Nos. 33-14737 and 811-5155

Commissioners:

    Pursuant to Rule 497(j) under the Securities Act of 1933, I hereby certify that:

    (1) the form of the prospectus and statement of additional information that would have been filed under paragraph (b) of Rule 497 does not differ from that contained in the most recent Post-Effective Amendment to the Registration Statement on Form N-1A; and

    (2) the text of the most recent Post-Effective Amendment was electronically filed on April 21, 1997.

If you have any questions regarding this filing, please call me at (603)
226-5706.

Sincerely,

Thomas Elwood
Assistant Secretary